GOODWILL	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Goodwill
The following table presents goodwill by geography:

AS AT DEC. 31 (MILLIONS)	2019	2018
Europe	$3,949	$2,131
United States	2,843	1,306
Australia	2,293	876
Canada	2,169	1,923
Colombia	1,428	1,384
Brazil	862	762
Other	1,006	433
	$14,550	$8,815

Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2019	2018
Infrastructure	(a)	$6,553	$3,859
Private equity	(b)	5,218	2,411
Real estate	(c)	1,357	1,157
Renewable power	(d)	977	941
Asset management		328	328
Other		117	119
Total		$14,550	$8,815
GOODWILL
The following table presents the breakdown of, and changes to, the balance of goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018
Balance, beginning of year	$9,198	$5,707	$(383)	$(390)	$8,815	$5,317
Acquisitions through business combinations	6,125	4,158	—	—	6,125	4,158
Impairment losses	—	—	(453)	—	(453)	—
Foreign currency translation and other[1]	89	(667)	(26)	7	63	(660)
Balance, end of year	$15,412	$9,198	$(862)	$(383)	$14,550	$8,815

1.	Includes adjustment to goodwill based on final purchase price allocation.
The following table presents goodwill by geography:

AS AT DEC. 31 (MILLIONS)	2019	2018
Europe	$3,949	$2,131
United States	2,843	1,306
Australia	2,293	876
Canada	2,169	1,923
Colombia	1,428	1,384
Brazil	862	762
Other	1,006	433
	$14,550	$8,815

Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2019	2018
Infrastructure	(a)	$6,553	$3,859
Private equity	(b)	5,218	2,411
Real estate	(c)	1,357	1,157
Renewable power	(d)	977	941
Asset management		328	328
Other		117	119
Total		$14,550	$8,815

a)	Infrastructure
Goodwill in our Infrastructure segment increased primarily from acquisitions completed in 2019, including Genesee & Wyoming ($2.0 billion), a federally regulated western Canadian natural gas midstream business ($218 million) and a U.K. telecommunication business ($301 million).
In addition to goodwill from acquisitions completed in 2019, we have goodwill attributed to Enercare ($1.3 billion), a Brazilian regulated gas transmission operation ($632 million), a portfolio of North American data centers ($486 million) and a Colombian natural gas distribution operation ($542 million).
Goodwill attributable to our Brazilian regulated gas transmission arose from the inclusion of a deferred tax liability as the tax bases of the net assets acquired were lower than their fair values. The goodwill is recoverable as long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred.
The valuation assumptions used to determine the recoverable amount of goodwill has been determined using a discounted cash flow model. The key inputs are discount rates ranging from 12% – 14%, terminal capitalization multiples of 8x – 12x and cash flow periods of 7 – 20 years. The recoverable amounts for the years ended 2019 and 2018 were determined to be in excess of their carrying values.

b)	Private Equity
Goodwill in our Private Equity segment increased primarily from acquisitions completed in 2019, including Healthscope ($1.5 billion) and Clarios ($1.9 billion). The purchase price allocations for these acquisitions have been completed on a preliminary basis.
In addition to goodwill from acquisitions completed in 2019, goodwill is primarily attributable to our construction services business and Teekay Offshore.
Goodwill is tested for impairment annually using a discounted cash flow analysis to determine the recoverable amount. During the year, we reported an impairment loss of $417 million as the recoverable amounts at our construction services business and Teekay Offshore did not exceed the carrying amount.
The valuation assumptions used to determine the recoverable amount for our construction services business are a discount rate of 9.4% (2018 – 10.0%), terminal growth rate of 1.5% (2018 – 2.8%) and terminal year of 2024 for cash flows included in the assumptions (2018 – 2023).

c)	Real Estate
Goodwill in our Real Estate segment is primarily attributable to Center Parcs and IFC Seoul. The recoverable amounts of the two assets for the years ended 2019 and 2018 were determined to be in excess of their carrying values.
The valuation assumptions used to determine the recoverable amount for Center Parcs are a discount rate of 7.9% (2018 – 7.4%) based on a market-based-weighted-average cost of capital, and a long-term growth rate of 2.0% (2018 – 2.0%).
The valuation assumptions used to determine the recoverable amount for IFC Seoul were a discount rate of 7.5% (2018 – 7.7%) based on a market-based-weighted-average cost of capital, and a long-term growth rate of 2.8% (2018 – 2.0%).

d)	Renewable Power
Goodwill in our Renewable Power segment, which is primarily attributable to a hydroelectric portfolio in Colombia, arose from the inclusion of a deferred tax liability as the tax bases of the net assets acquired were lower than their fair values. The goodwill is recoverable as long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred.
Inputs used to Determine Recoverable Amounts of Goodwill
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate / multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date / terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year